Accrued expenses and other current liabilities (Tables)	6 Months Ended
Mar. 31, 2022
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	March 31,	September 30,
	2022	2021
	(unaudited)
Payroll payable	$337,521	$444,453
Other current liabilities	114,574	101,179
Accrued expenses and other current liabilities	$452,095	$545,632